Share-Based Compensation - 2013 Incentive Scheme (Detail) - Restricted shares with an option feature - 2013 Incentive Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding at the beginning of the year	48,967,051
Granted	3,468,360
Forfeited	(5,009,400)
Exercised	(5,131,110)
Outstanding at the end of the year	42,294,901	48,967,051
Vested and expected to vest at end of year | shares	42,294,901
Exercisable | shares	20,073,089
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 0.33
Granted (in dollars per share)	0.34
Forfeited (in dollars per share)	0.34
Exercised (in dollars per share)	0.33
Outstanding at the end of the year (in dollars per share)	0.33	$ 0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	1.22
Granted (in dollars per share)	0.60
Forfeited (in dollars per share)	1.27
Exercised (in dollars per share)	1.30
Outstanding at end of year (in dollars per share)	$ 1.15	$ 1.22
Weighted Average Remaining Contractual Term
Outstanding	6 years 4 days	7 years 4 days
Aggregate Intrinsic Value
Outstanding at the beginning of the year	$ 30,438
Outstanding at the end of the year	$ 36,941
Risk-free interest rates, minimum	2.78%
Risk-free interest rates, maximum	2.99%
Expected volatility range, minimum	56.10%
Expected volatility range, maximum	57.50%
Expected dividend yield	0.00%
Expected exercise multiple	2.2
Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share	$ 0.84
Fair value per option granted	0.53
Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share	1.21
Fair value per option granted	$ 0.88